Basis of Presentation and General Information (Details) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2016 USD ($) item $ / shares shares	Dec. 31, 2015 $ / shares shares
Property, Plant and Equipment [Line Items]
Common stock, authorized capital stock (in shares) | shares	750,000,000	750,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Preferred stock, authorized capital stock (in shares) | shares	100,000,000	100,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Hyundai Together
Property, Plant and Equipment [Line Items]
TEU	13,100
Hyundai Tenacity
Property, Plant and Equipment [Line Items]
TEU	13,100
Hyundai Smart
Property, Plant and Equipment [Line Items]
TEU	13,100
Hyundai Speed
Property, Plant and Equipment [Line Items]
TEU	13,100
Hyundai Ambition
Property, Plant and Equipment [Line Items]
TEU	13,100
Hanjin Germany
Property, Plant and Equipment [Line Items]
TEU	10,100
Hanjin Italy
Property, Plant and Equipment [Line Items]
TEU	10,100
Hanjin Greece
Property, Plant and Equipment [Line Items]
TEU	10,100
CSCL Pusan
Property, Plant and Equipment [Line Items]
TEU	9,580
CSCL Le Havre
Property, Plant and Equipment [Line Items]
TEU	9,580
CMA CGM Melisande
Property, Plant and Equipment [Line Items]
TEU	8,530
CMA CGM Attila
Property, Plant and Equipment [Line Items]
TEU	8,530
CMA CGM Tancredi
Property, Plant and Equipment [Line Items]
TEU	8,530
CMA CGM Bianca
Property, Plant and Equipment [Line Items]
TEU	8,530
CMA CGM Samson
Property, Plant and Equipment [Line Items]
TEU	8,530
CSCL Europe
Property, Plant and Equipment [Line Items]
TEU	8,468
CSCL America
Property, Plant and Equipment [Line Items]
TEU	8,468
CMA CGM Moliere, Musset, Nerval, Rabelais and Racine
Property, Plant and Equipment [Line Items]
Period of charter term after which option to purchase vessel is available to charterer	8 years
Consideration for which vessel can be purchased by charterer | $	$ 78.0
CMA CGM Musset
Property, Plant and Equipment [Line Items]
TEU	6,500
CMA CGM Nerval
Property, Plant and Equipment [Line Items]
TEU	6,500
CMA CGM Rabelais
Property, Plant and Equipment [Line Items]
TEU	6,500
CMA CGM Racine
Property, Plant and Equipment [Line Items]
TEU	6,500
CMA CGM Moliere
Property, Plant and Equipment [Line Items]
TEU	6,500
YM Mandate
Property, Plant and Equipment [Line Items]
TEU	6,500
YM Maturity
Property, Plant and Equipment [Line Items]
TEU	6,500
Performance
Property, Plant and Equipment [Line Items]
TEU	6,402
Priority
Property, Plant and Equipment [Line Items]
TEU	6,402
SNL Colombo
Property, Plant and Equipment [Line Items]
TEU	4,300
YM Singapore
Property, Plant and Equipment [Line Items]
TEU	4,300
Zim Monaco
Property, Plant and Equipment [Line Items]
TEU	4,253
OOCL Novorossiysk
Property, Plant and Equipment [Line Items]
TEU	4,253
Zim Luanda
Property, Plant and Equipment [Line Items]
TEU	4,253
Zim Rio Grande
Property, Plant and Equipment [Line Items]
TEU	4,253
Zim Sao Paolo
Property, Plant and Equipment [Line Items]
TEU	4,253
OOCL Istanbul
Property, Plant and Equipment [Line Items]
TEU	4,253
YM Seattle
Property, Plant and Equipment [Line Items]
TEU	4,253
YM Vancouver
Property, Plant and Equipment [Line Items]
TEU	4,253
Deva
Property, Plant and Equipment [Line Items]
TEU	4,253
Derby D
Property, Plant and Equipment [Line Items]
TEU	4,253
Dimitris C
Property, Plant and Equipment [Line Items]
TEU	3,430
Hanjin Algeciras
Property, Plant and Equipment [Line Items]
TEU	3,400
Hanjin Constantza
Property, Plant and Equipment [Line Items]
TEU	3,400
Hanjin Buenos Aires
Property, Plant and Equipment [Line Items]
TEU	3,400
Hanjin Santos
Property, Plant and Equipment [Line Items]
TEU	3,400
Hanjin Versailles
Property, Plant and Equipment [Line Items]
TEU	3,400
MSC Zebra
Property, Plant and Equipment [Line Items]
TEU	2,602
Amalia C
Property, Plant and Equipment [Line Items]
TEU	2,452
Danae C
Property, Plant and Equipment [Line Items]
TEU	2,524
Hyundai Highway
Property, Plant and Equipment [Line Items]
TEU	2,200
Hyundai Progress
Property, Plant and Equipment [Line Items]
TEU	2,200
Hyundai Bridge
Property, Plant and Equipment [Line Items]
TEU	2,200
Hyundai Vladivostok
Property, Plant and Equipment [Line Items]
TEU	2,200
Hyundai Advance
Property, Plant and Equipment [Line Items]
TEU	2,200
Hyundai Stride
Property, Plant and Equipment [Line Items]
TEU	2,200
Hyundai Future
Property, Plant and Equipment [Line Items]
TEU	2,200
Hyundai Sprinter
Property, Plant and Equipment [Line Items]
TEU	2,200
Federal, Sold in 2016
Property, Plant and Equipment [Line Items]
TEU	4,651